Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Ganzhou Micro Finance [Member]
Schedule of allocation of the purchase price
The allocation of the purchase price is as follows:

Amount
RMB
Cash and cash equivalents	42,591
Accounts and other receivable	12,915
Prepayment	563
Short-term financing receivables, net	148,249
Deferred assets	4,368
Fixed assets	534
Intangible asset - license	35,410
Goodwill*	5,212
Total assets	249,842

Advance from customers	(344)
Tax payable	(993)
Other payables	(9,652)
Deferred tax liabilities	(8,853)

Total	230,000

Total Consideration	230,000

*	The goodwill is not deductible for tax purposes.